UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin 53233
(414) 299-2000
Fax: (414) 299-2466

February 10, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Green Century Funds
File Nos. 33-41692 and 811-06351

Dear Sir or Madam:

On behalf of Green Century Funds, a Massachusetts business trust (the “Trust”), we are hereby filing a Supplement to the Statutory Prospectus dated November 28, 2013 (the “Supplement”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

The Supplement is being filed for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Equity Fund series of the Trust.

Please contact the undersigned at (414) 299-2000 with any questions about this filing.

Very truly yours,

/s/ Benjamin D. Schmidt
AVP Fund Administration